SHARE-BASED COMPENSATION - Assumptions Used to Estimate Fair Value (Details) - Fang $ / shares in Units, ¥ in Thousands, $ in Thousands	5 Months Ended	6 Months Ended	7 Months Ended	12 Months Ended
	Jun. 11, 2019	Jun. 30, 2019	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($) $ / shares	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 USD ($) $ / shares	Dec. 31, 2017 CNY (¥)
Fair values of options granted
Weighted average grant date fair value of option per share | $ / shares				$ 2.88				$ 8.45
Aggregate grant date fair value of options | $				$ 773,280				$ 338,000
Unrecognized share-based compensation cost
Unrecognized share-based compensation cost | ¥			¥ 5,434		¥ 5,434
Weighted-average vesting period of unrecognized share-based compensation cost				2 years 10 months 17 days	2 years 10 months 17 days
Stock Option
Fair values of options granted
Total intrinsic value of options exercised					¥ 0	$ 676,680	¥ 4,476	$ 365,694	¥ 2,392
Stock Option | Company's employees
Assumptions used to estimate fair values of share options granted
Expected volatility	45.00%
Expected dividends yield	0.00%		0.00%
Weighted average expected life	10 years
Risk-free interest rate per annum	2.08%
Stock Option | Minimum | Company's employees
Assumptions used to estimate fair values of share options granted
Expected volatility			38.70%
Weighted average expected life			6 months 18 days
Risk-free interest rate per annum			1.90%
Exercise multiple		2.2	2.2
Stock Option | Maximum | Company's employees
Assumptions used to estimate fair values of share options granted
Expected volatility			45.40%
Weighted average expected life			9 years 11 months 27 days
Risk-free interest rate per annum			2.20%
Exercise multiple		2.8	2.8